Employee Benefit Plans - Schedule of Components of Net Pension and Post-retirement Expense (Detail) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Dec. 02, 2017	Dec. 03, 2016	Feb. 25, 2017	Feb. 27, 2016
Pension
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Estimated return on plan assets	$ (92.0)	$ (92.1)	$ (123.9)	$ (143.2)
Service cost	38.3	37.7	49.3	56.7
Interest cost	67.9	64.3	87.6	104.0
Amortization of prior service cost	0.1	0.0
Amortization of unrecognized loss	0.3	0.0		0.1
Collington acquisition	0.0	78.9	78.9
Net expense	14.6	88.8	91.9	13.5
Other post-retirement benefits
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Estimated return on plan assets	0.0	0.0
Service cost	0.8	0.2	0.2
Interest cost	0.7	0.6	0.9	0.6
Amortization of prior service cost	2.8	1.7	2.5
Amortization of unrecognized loss	0.0	0.0
Collington acquisition	0.0	0.0
Net expense	$ 4.3	$ 2.5	$ 3.6	$ 0.6